Commitments and Contingencies - Summary of Other Contractual Obligations and Contingencies (Detail) $ in Thousands	Jun. 30, 2020 USD ($)
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 1,276,606
Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	640,500
Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	41,258
Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	422
Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,126
Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	130,750
Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	58,000
2020 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	5,773
2020 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,176
2020 [member] | Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	422
2020 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	425
2020 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	750
2021 - 2023 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	31,104
2021 - 2023 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	24,509
2021 - 2023 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	2,595
2021 - 2023 [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,000
2024 - 2025 [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	654,179
2024 - 2025 [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	640,500
2024 - 2025 [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	12,573
2024 - 2025 [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	1,106
Sub-Total [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	691,056
Sub-Total [member] | Bank debt [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	640,500
Sub-Total [member] | Interest expense [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	41,258
Sub-Total [member] | Non-revolving credit facility [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	422
Sub-Total [member] | Leases liabilities [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,126
Sub-Total [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	4,750
No scheduled due date [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	585,550
No scheduled due date [member] | Rosemont [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	231,150
No scheduled due date [member] | Loma de La Plata [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	32,400
No scheduled due date [member] | Toroparu [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	138,000
No scheduled due date [member] | Cotabambas [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	126,000
No scheduled due date [member] | Kutcho [member] | Mineral stream interest payments [member]
Disclosure of contractual obligations [line items]
Total contractual obligations	$ 58,000